Intangible Assets, Net - Schedule of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of the year		$ 17,088,277
Transfers against fixed assets		7,773,944	$ 9,696,153	$ 14,306,298
Balance at the end of the year	$ 612,181	10,998,869	17,088,277
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year		15,573,570	18,940,360
Additions to construction in progress		13,057,519	32,273,388
Transfers against expenses		(14,556,138)	(25,944,025)
Transfers against fixed assets		(7,773,944)	(9,696,153)
Balance at the end of the year		$ 6,301,007	$ 15,573,570	$ 18,940,360